Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 2,022,587	$ 1,995,067
Less: allowance for credit losses
Total accounts receivable, net	$ 2,022,587	$ 1,995,067